Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Prepayments	€ 6,004,953	€ 5,747,025
Total	€ 6,004,953	€ 5,747,025